Note 5 - Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of contracts
Pre-modification outstanding recorded investment	$ 782	$ 424
Post-modification outstanding recorded investment	$ 844	$ 424
Commercial And Industrial [Member]
Number of contracts	3	1
Pre-modification outstanding recorded investment	$ 488	$ 44
Post-modification outstanding recorded investment	$ 490	$ 44
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	6	5
Pre-modification outstanding recorded investment	$ 294	$ 286
Post-modification outstanding recorded investment	$ 354	$ 286
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts		1
Pre-modification outstanding recorded investment		$ 94
Post-modification outstanding recorded investment		$ 94
Extended Maturity [Member]
Number of contracts
Extended Maturity [Member] | Commercial And Industrial [Member]
Number of contracts	3	1
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	4	3
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts		1
Other Restructurings [Member]
Number of contracts
Other Restructurings [Member] | Commercial And Industrial [Member]
Number of contracts
Other Restructurings [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	2	2
Other Restructurings [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts